UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05537

Nicholas Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2006

Date of reporting period: 06/30/2006

Item 1. Report to Stockholders.

August 2006

Report to Fellow Shareholders:

At the start of 2006 it appeared likely that short-term interest rates would continue to climb from 2004 lows. The only question was for how long. Many thought the Federal Reserve Board (the "Fed") should suspend the Fed Fund target rate hikes, which influence short-term interest rates, especially after the estimated 2nd quarter 2006 U.S. gross domestic product was well below the scintillating pace set in the 1st quarter. Others felt the need to keep the increases going to contain inflation, which certainly would skyrocket due in part by continuously high-energy costs. During the six-month period ended June 30, 2006 the Fed opted to keep raising the target rate, pushing it up a quarter-point four times from the beginning of the year. After the Feds' 17 consecutive 0.25% increases, the target rate stood at 5.25%.

The weighted average days to maturity for the Nicholas Money Market Fund was 38 days as of June 30, 2006. The majority of the Funds holdings were in corporate commercial paper. For the six-months ended June 30, 2006 the Fund had a total return of 2.08%. For the same period, based on total return, the Fund ranked within the top 22 percent of the Lipper Money Market Fund Category (79th out of 362 funds).

Selected total returns are provided in the chart below for the period ended June 30, 2006.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year
Nicholas Money Market Fund, Inc.	2.08%	3.75%	2.02%	1.85%	3.57%
Lipper Money Market Fund Category	1.89%	3.35%	1.68%	1.51%	3.26%

Performance quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

An investment in the Nicholas Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

It appears the Fed believes the lag effect of earlier rate hikes have dampened the economy. For the first time in over two years the Fed refrained from raising the target rate at its August 2006 meeting. The pause was due in part to a number of factors including the cooling housing market. A July Commerce Department report displayed the lowest level of housing starts in nearly two years. High-energy prices have curtailed consumer discretionary spending and have hurt the auto industry along with some large retailers, such as Wal-Mart, which recently reported smaller sale gains. The Index of Leading Economic Indicators dropped 0.1% in July, when most economists expected it to rise.

Despite signs of a slowing economy, the Fed is still concerned with future inflation risk. From the text of the August meeting, the Fed stated, "Readings on core inflation have been elevated in recent months, and the high levels of resource utilization and of the prices of energy and other commodities have the potential to sustain inflation pressures." In spite of continuing inflation risk, the Fed noted that inflation pressures should moderate, in part due to prior monetary policy actions. Evidence of inflation moderation can be found in the restrained results from the core producer price index, which decreased in July by 0.3%. Also, the core CPI in July increased just 0.2%, down from 0.3% in each of the four preceding months.

Regarding the possibility of future rate movements, its clear nothing has yet been decided. As usual, the direction of interest rates is, "data dependent."

Thank you for your continued support.

Sincerely,

Jeffrey T. May

Portfolio Manager

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar invest objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Please refer to the statement of net assets in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (08/06)

Financial Highlights (NICXX)
For a share outstanding throughout the period
--------------------------------------------------------------------------------------------------
                                     Six Months                 Year Ended December 31,
                                  Ended 06/30/2006  ---------------------------------------------
                                     (unaudited)     2005      2004      2003      2002      2001
                                  ----------------   ----      ----      ----      ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD     $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ...............   .021       .027      .009      .007      .014      .037
                                         -----      -----     -----     -----     -----     -----
  LESS DISTRIBUTIONS
  From net investment income ..........  (.021)     (.027)    (.009)    (.007)    (.014)    (.037)
                                         -----      -----     -----     -----     -----     -----
NET ASSET VALUE, END OF PERIOD ........  $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
                                         -----      -----     -----     -----     -----     -----
                                         -----      -----     -----     -----     -----     -----

TOTAL RETURN ..........................  2.08%(1)   2.75%      .91%      .75%     1.39%     3.81%

SUPPLEMENTAL DATA:
Net assets, end of period (millions) ..  $66.6      $89.8     $90.1    $101.1    $132.1    $143.8
Ratio of expenses to
 average net assets ...................   .59%(2)    .52%      .48%      .43%      .42%      .44%
Ratio of net investment income
 to average net assets ................  4.14%(2)   2.74%      .91%      .75%     1.38%     3.78%

(1) Not annualized.
(2) Annualized.

          The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------
Portfolio Maturity (As a Percentage of Portfolio)
June 30, 2006 (unaudited)
-------------------------------------------------------------------------------

        VERTICAL BAR CHART PLOT POINTS
        1 Day ....................................     0.00%
        2 - 7 Days ...............................     8.00%
        8 - 30 Days ..............................    33.18%
        31 - 60 Days .............................    42.13%
        61 - 90 Days .............................    11.23%
        > 90 Days ................................     5.46%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended June 30, 2006 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       12/31/05         06/30/06       01/01/06 - 06/30/06
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,020.80            $2.91
        Hypothetical   1,000.00          1,022.12             2.91
         (5% return before expenses)

        * Expenses are equal to the Fund's six-month annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Statement of Net Assets
June 30, 2006 (unaudited)
-------------------------------------------------------------------------------

                                                      Yield to       Amortized
  Principal                               Maturity    Maturity          Cost
   Amount                                   Date     (Note 1(b))    (Note 1(a))
-------------                            ----------  -----------   ------------

COMMERCIAL PAPER - 100.44%
$1,335,000   LaSalle Bank Corporation    07/03/2006     5.09%      $ 1,335,000
   265,000   Barclays U.S. Funding LLC   07/05/2006     5.10%          264,926
   990,000   Barclays U.S. Funding LLC   07/05/2006     5.11%          989,725
   400,000   Nordea North America Inc.   07/05/2006     5.13%          399,889
   340,000   General Electric
              Capital Corporation        07/06/2006     5.03%          339,861
 2,000,000   Bank of America Corporation 07/07/2006     5.12%        1,998,884
 1,000,000   American Honda Finance
              Corporation                07/10/2006     5.10%          999,030
   255,000   HSBC Finance Corporation    07/10/2006     5.12%          254,752
   420,000   UBS Finance (Delaware) LLC  07/10/2006     5.13%          419,590
   370,000   Toyota Motor
              Credit Corporation         07/11/2006     5.04%          369,596
   800,000   ANZ National
              (International) Ltd.       07/12/2006     5.13%          798,997
   430,000   McGraw-Hill
              Companies, Inc. (The)      07/12/2006     5.16%          429,455
 1,925,000   Siemens Capital
              Company, LLC               07/12/2006     5.03%        1,922,642
   590,000   UBS Finance (Delaware) LLC  07/13/2006     5.09%          589,187
   390,000   Morgan Stanley              07/14/2006     5.37%          389,371
 1,185,000   AT&T Inc.                   07/17/2006     5.30%        1,182,599
   950,000   AT&T Inc.                   07/17/2006     5.34%          948,060
   100,000   Bank of America Corporation 07/17/2006     5.12%           99,806
   500,000   HSBC Finance Corporation    07/17/2006     5.12%          499,026
   675,000   AT&T Inc.                   07/18/2006     5.39%          673,509
 1,035,000   Citigroup Funding Inc.      07/18/2006     5.07%        1,032,869
 1,190,000   Credit Suisse First
              Boston (USA) Inc.          07/19/2006     5.14%        1,187,340
   700,000   Merrill Lynch & Co., Inc.   07/19/2006     5.06%          698,466
 1,300,000   UBS Finance (Delaware) LLC  07/19/2006     5.11%        1,297,122
 1,000,000   Citigroup Funding Inc.      07/20/2006     5.09%          997,658
 1,000,000   Marshall & Ilsley
              Corporation                07/21/2006     5.18%          997,470
 1,780,000   Barclays U.S. Funding LLC   07/24/2006     5.20%        1,774,725
   870,000   Marshall & Ilsley
              Corporation                07/24/2006     5.18%          867,432
   275,000   General Electric
              Capital Corporation        07/25/2006     5.10%          274,165
 1,000,000   HSBC Finance Corporation    07/25/2006     5.15%          996,920
 1,255,000   Toyota Motor
              Credit Corporation         07/26/2006     5.11%        1,251,007
 1,030,000   American Express
              Credit Corporation         07/27/2006     5.17%        1,026,532
   225,000   Nordea North America Inc.   07/28/2006     5.18%          224,211
 1,250,000   LaSalle Bank Corporation    07/31/2006     5.36%        1,244,886
   600,000   General Electric
              Capital Corporation        08/01/2006     5.15%          597,574
   550,000   American Honda Finance
              Corporation                08/03/2006     5.17%          547,608
   830,000   American Honda Finance
              Corporation                08/04/2006     5.16%          826,274
 2,200,000   ANZ National
              (International) Ltd.       08/07/2006     5.29%        2,188,921
 1,400,000   Prudential Financial, Inc.  08/07/2006     5.19%        1,393,099
 1,020,000   Danske Corporation          08/08/2006     5.38%        1,014,625
 1,500,000   Prudential Financial, Inc.  08/08/2006     5.19%        1,492,395
   450,000   Merrill Lynch & Co., Inc.   08/09/2006     5.19%          447,655
   646,000   Prudential plc              08/09/2006     5.28%          642,567
 1,575,000   Nordea North America Inc.   08/10/2006     5.16%        1,566,639
 1,412,000   Prudential plc              08/10/2006     5.34%        1,404,220
   700,000   Nordea North America Inc.   08/11/2006     5.21%          696,148
 1,000,000   Citigroup Funding Inc.      08/14/2006     5.23%          994,038
   650,000   Merrill Lynch & Co., Inc.   08/15/2006     5.21%          646,048
   800,000   BASF A.G.                   08/16/2006     5.28%          794,955
   460,000   HSBC Finance Corporation    08/17/2006     5.30%          457,022
 1,000,000   Siemens Capital
              Company, LLC               08/18/2006     5.17%          993,560
   935,000   AIG Funding, Inc.           08/21/2006     5.23%          928,510
 1,400,000   General Electric
              Capital Corporation        08/22/2006     5.19%        1,390,181
   300,000   UBS Finance (Delaware) LLC  08/22/2006     5.39%          297,804
 2,250,000   Wal-Mart Stores, Inc.       08/22/2006     5.15%        2,234,344
   235,000   General Electric
              Capital Corporation        08/23/2006     5.22%          233,309
   940,000   AIG Funding, Inc.           08/24/2006     5.23%          933,075
 1,500,000   Danske Corporation          08/24/2006     5.38%        1,488,603
   845,000   American Express
              Credit Corporation         08/25/2006     5.23%          838,657
   500,000   Prudential plc              08/25/2006     5.33%          496,172
 1,420,000   Marshall & Ilsley
              Corporation                08/28/2006     5.38%        1,408,403
 1,195,000   Toyota Motor Credit
              Corporation                09/01/2006     5.24%        1,184,842
   650,000   HSBC Finance Corporation    09/07/2006     5.30%          643,851
   875,000   Merrill Lynch & Co., Inc.   09/08/2006     5.29%          866,613
   500,000   Bank of America Corporation 09/12/2006     5.44%          494,774
   565,000   Bank of America Corporation 09/12/2006     5.41%          559,128
   300,000   General Electric
              Capital Corporation        09/13/2006     5.41%          296,838
 1,000,000   Credit Suisse First
              Boston (USA) Inc.          09/14/2006     5.35%          989,435
   500,000   Merrill Lynch & Co., Inc.   09/15/2006     5.42%          494,573
   925,000   AIG Funding, Inc.           09/21/2006     5.47%          914,064
 1,075,000   Credit Suisse First
              Boston (USA) Inc.          09/22/2006     5.47%        1,062,132
 2,250,000   BASF A.G.                   09/29/2006     5.52%        2,220,465
 1,450,000   Shell International
              Finance B.V.               09/29/2006     5.45%        1,431,214
                                                                   -----------
              TOTAL COMMERCIAL PAPER ..                             66,885,043
                                                                   -----------

VARIABLE RATE SECURITIES - 0.04%
    25,162   Wisconsin Corporate Central
              Credit Union (1) ......... 07/03/2006     5.14%           25,162
                                                                   -----------

              TOTAL INVESTMENTS
               - 100.48%...............                             66,910,205
                                                                   -----------
              LIABILITIES, NET OF
               OTHER ASSETS - (0.48)% .                               (322,229)
                                                                   -----------
              TOTAL NET ASSETS
               (basis of percentages
               disclosed above) - 100%                             $66,587,976
                                                                   -----------
                                                                   -----------

             NET ASSET VALUE PER SHARE ($0.0001 par value, 3,000,000,000 shares authorized), offering price and redemption price
              ($66,587,976 / 66,587,976 shares outstanding) ............ $1.00
                                                                         -----
                                                                         -----

(1)  Subject to a demand feature as defined by the Securities and Exchange
Commission.

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2006 (unaudited)
-------------------------------------------------------------------------------

INCOME
    Interest ..................................................   $1,716,862
                                                                  ----------

EXPENSES
    Management fee ............................................      109,359
    Accounting and administrative fees ........................       24,795
    Registration fees .........................................       23,950
    Transfer agent fees .......................................       17,052
    Audit and tax fees ........................................        9,725
    Legal fees ................................................        5,350
    Accounting system and pricing service fees ................        5,167
    Postage and mailing .......................................        4,189
    Directors' fees ...........................................        4,000
    Printing ..................................................        3,273
    Insurance .................................................        2,776
    Custodian fees ............................................        1,872
    Other operating expenses ..................................        1,396
                                                                  ----------
         Total expenses .......................................      212,904
                                                                  ----------
         Net investment income ................................   $1,503,958
                                                                  ----------
                                                                  ----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2006 (unaudited) and the year ended December
31, 2005
-------------------------------------------------------------------------------
                                           Six Months Ended
                                              06/30/2006             2005
                                             -------------       -----------
INCREASE IN NET ASSETS
 FROM OPERATIONS
    Net investment income .................. $  1,503,958        $  2,489,687
                                             ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............   (1,503,958)         (2,489,687)
                                             ------------        ------------

CAPITAL SHARE TRANSACTIONS (all at $1.00 per share)
    Proceeds from shares issued ............   21,134,659          40,124,531
    Reinvestment of distributions ..........    1,530,425           2,276,870
    Cost of shares redeemed ................  (45,851,988)        (42,709,457)
                                             ------------        ------------
         Decrease in net assets
          derived from capital share
          transactions .....................  (23,186,904)           (308,056)
                                             ------------        ------------
         Total decrease in net assets ......  (23,186,904)           (308,056)
                                             ------------        ------------

NET ASSETS
    Beginning of period ....................   89,774,880          90,082,936
                                             ------------        ------------
    End of period .......................... $ 66,587,976        $ 89,774,880
                                             ------------        ------------
                                             ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2006 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Money Market Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.
    The following is a summary of the significant accounting policies of the
    Fund:

    (a)  Securities held by the Fund, which are purchased at a discount or premium, are valued utilizing the amortized cost method in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein.
         Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates, rather a security is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.  Variable rate instruments purchased at par are valued at cost which approximates market value.  Investment transactions are generally accounted for on the trade date.

    (b)  Yield to maturity is calculated at date of purchase for commercial paper.  For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.

    (c)  The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases investments which have maturities of 397 days or less.  As of June 30, 2006, the Fund's dollar-weighted average portfolio maturity was 38 days.  Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute all of its net investment income and otherwise comply with the provisions of Subchapter M of the
         Internal Revenue Code applicable to regulated investment companies.

         The character of distributions made during the year from net investment income for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

         Dividends from net investment income of the Fund are accrued daily and paid monthly.  Net realized capital gains, if any, are distributed at least annually.  Any short-term capital gain distributions are included in ordinary income for tax purposes.  The Fund distributed
         $1,503,958 and $2,489,687 of ordinary income during the six months ended June 30, 2006 and the year ended December 31, 2005,
         respectively.  There are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes as of June 30, 2006.

    (e)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .30% of the average net asset value of the Fund.
         As of June 30, 2006, the Fund owed the Adviser $22,162 for advisory, accounting and administrative services.  The Adviser has voluntarily agreed to reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed .50% of the average net assets for the year.  No such reimbursements were made in 2006.
         Also, the Adviser may be paid for accounting and administrative services rendered by its personnel.  The Fund incurred expenses of
         $24,795 for accounting and administrative services during the six-month period ended June 30, 2006.

    (b)  Independent Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $3,100 for the period ended June 30, 2006 for legal services rendered by this law firm.

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
In February 2006, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through February 2007.  In connection with renewal of the Investment Advisory
Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board.  For the fiscal year ended December 31, 2005, the management fee was
0.30% and the Fund's total expense ratio (including the management fee) was
0.52%.  In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the
Fund's peer group:  (i) the Fund's expense ratio, which was low compared to the overall peer group; (ii) the Fund's performance on a short-term and long-term basis; (iii) the Fund's management fee; (iv) the overall performance of the market as measured by a number of different indices, including the Consumer
Price Index; and (v) the range and quality of the services offered by the
Adviser.  Specifically, the Board noted that the Fund performed in the upper twenty percent of its category for the 1-, 3-, 5-, and 10-year periods and for the calendar years 2003, 2004 and 2005, within the Taxable First Tier Money
Fund Group as reported by "Money Market Insight," a publication of iMoneyNet,
Inc.  In addition the Fund ranked third in terms of return among its peer group of funds (11 in total) for the 12 months ended December 31, 2005.

The Board considered the range of services to be provided by the Adviser to the
Fund under the Advisory Agreement. The Board concluded that the nature and extent of the services to be provided were appropriate and that the Adviser had historically provided such services in accordance with the Board's expectations and the terms of the Advisory Agreement. Turning to the quality of services provided, the Board considered the Adviser's portfolio management capabilities and the scope and quality of its research capacity.  The Board also considered the Adviser's experience in fund accounting, administration and regulatory compliance.  The Board agreed that historically the quality of services provided by the Adviser had met or exceeded the Board's expectations and the service levels contemplated by the Advisory Agreement.

The Board considered the investment performance of the Fund and the Adviser.
Among other things, the Board noted its consideration of the Fund's performance relative to peer funds and its benchmarks. The Board reviewed the actual and relative short-term and long-term performance of the Fund.  The Board agreed that the Fund demonstrated satisfactory performance with respect to comparable funds and its benchmarks.  The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund's fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees in an environment where fund fees have been on an upward trend.

The Board considered the cost of services provided by the Adviser.  The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser's management in general terms.  The Board expressed satisfaction that the
Adviser's financial condition was strong and that it was capable of delivering the range of services contemplated by the Advisory Agreement.  The Board expressed the opinion that given the Board's focus on performance and maintaining a low fee structure that the Adviser's profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund's performance, management's control of expenses and the rate of the management fee for the Fund and the overall level of services provided by the Adviser.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
* IRAs
  * Traditional    * SIMPLE
  * Roth           * SEP

* Coverdell Education Accounts

* Profit Sharing Plan

* Automatic Investment Plan

* Direct Deposit of Dividend and Capital Gain Distributions

* Systematic Withdrawal Plan with Direct Deposit

* Monthly Automatic Exchange between Funds

* Telephone Redemption

* Telephone Exchange

* 24-hour Automated Account Information (1-800-544-6547)

* 24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(1-800-544-6547).

                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

               JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                   DAVID O. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                       LYNN S. NICHOLAS, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           Quasar Distributors, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                       NICHOLAS MONEY MARKET FUND, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

June 30, 2006

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 08/29/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/29/2006